Equity - Narrative (Q2) (Details) $ in Millions				6 Months Ended	12 Months Ended
	Apr. 04, 2024	Oct. 25, 2021 USD ($)	Aug. 06, 2020 USD ($)	Jun. 30, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Subsidiary, Sale of Stock [Line Items]
Exercise of warrants (in shares)				65,681
Reverse stock split conversion ratio	0.0333
Warrants to purchase common stock
Subsidiary, Sale of Stock [Line Items]
Exercise of warrants (in shares)				65,681
At-The-Market Offering
Subsidiary, Sale of Stock [Line Items]
Sale of stock, consideration received on transaction | $		$ 51.0	$ 50.0
Sale of stock, number of shares issued in transaction (in shares)				0	0	774,544